Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Reserves [Abstract ]
Schedule of Share Capital Number of Shares	At December 31, 2023 and 2022, the Company’s share capital was represented by the following number of shares, adjusted for the 1-for-10 reverse stock split that took place in November 2023. Only one class of shares (common shares) exists and they have no par value.
For the Years ended December 31	2023	2022
Common shares	27,288,093	16,288,093
Total outstanding shares	27,288,093	16,288,093

Schedule of Share Capital and Issuance Premium Increased
	Thousands of $		Thousands of €
For the Years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2022	128,454	153,177	106,099	126,481
August 2022 – Issuance of 691,171 shares (*)	5,000		4,876
As of December 31, 2022	133,454	153,177	110,975	126,481
March 2023 – Issuance of 10,750,000 shares (*)	39,599		36,612
August 2023 – Issuance of 250,000 shares	878		812
As of December 31, 2023	173,931	153,177	148,398	126,481
(*)	net of expenses

Schedule of Capital Stock and the Issuance Premium	The capital stock and the issuance premium amounted to the following:
	Thousands of $		Thousands of €
For the Years ended December 31	2023	2022	2023	2022
Share Capital as per statutory accounts	192,297	148,419	164,303	123,539
Capital increase costs	(18,366)	(14,965)	(15,905)	(12,564)
Share capital under IFRS	173,931	133,454	148,398	110,975
Issuance premium	153,177	153,177	126,481	126,481
Share capital and issuance premium	327,108	286,631	274,879	237,456